Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income and social contribution taxes [abstract]
Deferred taxes
	12/31/2021	12/31/2020
Assets - deferred income and social contribution taxes on:
Provision for impairment of assets	57,924	75,231
Provisions for tax, civil, and labor risks	188,236	138,516
Provision for post-employment benefits	73,335	96,108
Provision for differences between cash and accrual basis (i)	24,754	606,054
Goodwill	4,825	5,161
Business combination – tax basis vs. accounting basis of goodwill	18,699	75,515
Provision for asset retirement obligation	16,991	15,728
Provision for suppliers	39,364	49,501
Provision for profit sharing and bonus	44,876	56,873
Leases payable	41,463	41,932
Change in fair value of subscription warrants	10,957	22,833
Provision for deferred revenue	15,643	25,770
Other provisions	2,769	14,917
Tax losses and negative basis for social contribution carryforwards (10.d)	148,345	363,862
Total	688,181	1,588,001
Offset liability balance of deferred IRPJ and CSLL	(116,426)	(613,290)
Net balance of deferred taxes assets	571,755	974,711
Liabilities - deferred income and social contribution taxes on:
Revaluation of PP&E	408	1,776
Leases payable	138	1,895
Provision for differences between cash and accrual basis (i)	19,664	402,780
Provision for goodwill	28,676	92,242
Business combination – fair value of assets	66,079	111,832
Other provisions	1,743	15,497
Total	116,708	626,022
Offset asset balance of deferred IRPJ and CSLL	(116,426)	(613,290)
Net balance of deferred taxes liabilities	282	12,732
(i)	Refers, mainly, to the income tax on the exchange variation of the derivate hedging instruments.

Summary of Changes in Balances of Deferred Taxes

Changes in the net balance of deferred IRPJ and CSLL are as follows:

	2021	2020	2019
Initial balance	961,979	646,163	504,890
Deferred IRPJ and CSLL recognized in income of the year	242,246	234,244	(2,633)
Deferred IRPJ and CSLL of subsidiaries classified as discontinued operations	110,821	(146,305)	100,098
Deferred IRPJ and CSLL recognized in other comprehensive income	(11,366)	210,034	40,497
Reclassification to assets held for sale	(728,986)	-	-
Others	(3,221)	17,843	3,311
Final balance	571,473	961,979	646,163

Summary of Reconciliation of Taxes

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	2021	2020	2019
		Re-Restated (i)	Re-Restated (i)
Income before taxes	1,006,648	951,581	1,365,177
Statutory tax rates – %	34	34	34
Income and social contribution taxes at the statutory tax rates	(342,260)	(323,538)	(464,161)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses (ii)	(45,569)	(33,420)	(41,690)
Nontaxable revenues (iii)	2,571	2,757	4,525
Monetary variation (SELIC) on repetition of tax undue payments (iv)	136,060	-	-
Adjustment to estimated income (v)	3,901	8,850	10,511
Unrecorded deferred income and social contribution taxes carryforwards deferred (vi)	(5,285)	(3,166)	(3,271)
Share of profit (loss) of subsidiaries, joint ventures and associates	(5,995)	(14,972)	(4,322)
Other adjustments	21,414	12,911	3,178
Income and social contribution taxes before tax incentives	(235,163)	(350,578)	(495,230)
Tax incentives - SUDENE	47,129	46,061	25,254
Income and social contribution taxes in the income statement	(188,034)	(304,517)	(469,976)
Current	(430,280)	(538,761)	(467,343)
Deferred	242,246	234,244	(2,633)
Effective IRPJ and CSLL rates – %	18.7	32.0	34.4

(i)	For more information on the restatement, see note 3.c.1.
(ii)	Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative effects of foreign subsidiaries and certain provisions.
(iii)	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions.
(iv)	Refers to amounts related to non-taxation of IRPJ/CSLL on monetary variation (SELIC) in the repetition of undue tax lawsuits (see note 10.e).
(v)	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution taxes are calculated on a basis equal to 32% of operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries.
(vi)	See Note 10.d.

Summary of Tax Incentives	the following subsidiaries, in compliance with the current law have entitled to federal tax benefits providing for IRPJ reduction under:
Subsidiary	Units	Incentive - %	Expiration
Bahiana Distribuidora de Gás Ltda.	Mataripe base	75	2024
	Caucaia base	75	2025
	Juazeiro base	75	2026
	Aracaju base	75	2027
	Suape base	75	2027
Ultracargo Logística S.A.	Suape terminal	75	2030
	Aratu terminal	75	2022
	Itaqui terminal	75	2030

Summary of deferred income and social contribution tax assets

The balances which are constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution base are as follows:

	12/31/2021	12/31/2020
Oil Trading	53,839	-
Ultrapar (i)	43,441	27,736
Abastece aí	41,065	7,362
Tequimar Vila do conde	9,861	489
Ultracargo	139	107
Oxiteno S.A. (ii)	-	205,604
Ipiranga	-	44,537
Iconic	-	5,691
Extrafarna (ii)	-	72,318
UVC Investimentos	-	18
	148,345	363,862

(i)	Considers the amount of R$ 8,510 of deferred taxes recognized on the tax loss of subsidiary Ultrapar International as of December 31, 2021 (R$ 7,659 as of December 31, 2020).
(ii)	As of December 31, 2021, the amounts of R$ 247,912 and R$ 72,318, referring to the balances constituted on deferred charges related to IRPJ tax losses and negative CSLL bases for the subsidiaries Oxiteno S.A. and Extrafarma, respectively, were reclassified to assets held for sale.

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution base are as follows:

	12/31/2021	12/31/2020
Extrafarma	312,521	294,400
Integra Frotas	11,769	7,802
Millennium	3,174	640
	327,464	302,842